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UNITEDSTATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number __811-09156__________________       ____________

_____________________         ThomasLloyd Funds_________________      _____________

Exact name of registrant as specified in charter)

427 Bedford Road  Suite 230            Pleasantville   NY           10570__________

       (Address of principal executive offices)

(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090___

(Name and address of agent for service)

Registrant’s telephone number, including area code: 914.773.7888______________

Date of fiscal year end: ___12/31/2008____________

Date of reporting period: 07/01/2006 to 07/31/2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2007 with respect to which the Registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Johnston Illinton Tactical Equities Fund

During the time period ended June 30, 2007 the Investment Advisor decided not to exercise its right to vote on any of the proxies.

ThomasLloyd OPTI-flex® Fund

During the time period ended June 30, 2007 the Investment Advisor decided not to exercise its right to vote on any of the proxies.

ThomasLloyd Long-Short Equity Fund

During the time period ended June 30, 2007 the Investment Advisor decided not to exercise its right to vote on any of the proxies.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)______________The ThomasLloyd Funds_______________________________

By (Signature and Title)*__/s/ Jerry Szilagyi, President______________________

Date______________________August 20, 2007______________________________________

* Print the name and title of each signing officer under his or her signature.